TERM DEBT - Disclosure of loss on repayment of Senior Notes (Details) $ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Sep. 26, 2022 CAD ($)	Sep. 26, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Transaction costs incurred			$ (218)	$ 0	$ (1,186)
2020 Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Net carrying amount of 2020 Senior Notes, prior to repayment			78,621
Less principal repaid		$ (59.3)	(78,621)
Transaction costs incurred	$ (200)		(218)
Loss on debt			$ (218)